Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 06, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment Based On:
					Average
	Summary		Summary		Summary	Average				Net Income
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation				From	BorgWarner
	Table Total for	Actually Paid	Table Total for	Actually Paid	Table Total	Actually Paid		Peer	Net	Continuing	Adjusted
	CEO(1)	to CEO(2)	CEO(1)	to CEO(2)	for Non-CEO	to Non-CEO	Company	Group	Income	Operations	Operating
Year	Joseph F. Fadool	Joseph F. Fadool	Frédéric B. Lissalde	Frédéric B. Lissalde	NEOs(3)	NEOs(4)	TSR(5)	TSR(6)	($m)(7)	($m)(8)	Margin(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)
2025	$15,539,233	$24,683,573	$9,705,656	$19,359,338	$5,665,857	$9,846,178	$142.94	$86.83	$277	$277	10.80%
2024	$—	$—	$18,776,878	$16,815,608	$5,835,052	$4,063,335	$99.33	$72.26	$338	$367	10.06%
2023	$—	$—	$19,152,545	$10,883,885	$6,585,636	$4,241,623	$110.55	$81.57	$625	$632	9.63%
2022	$—	$—	$17,724,227	$26,426,227	$5,946,437	$8,282,011	$107.53	$81.87	$944	$636	10.26%
2021	$—	$—	$17,381,923	$21,213,874	$5,179,438	$5,948,497	$118.40	$110.04	$537	$343	10.56%
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Fadool (our Chief Executive Officer from February 7, 2025) and the dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Lissalde (our Chief Executive Officer up to February 6, 2025) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported in column (c) and column (e) represent the amount of CAP to Mr. Fadool and Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fadool and Mr. Lissalde’s total compensation from the SCT to determine CAP:

		Deductions	Additions
SCT Adjustments to Determine CAP for 2025	SCT Total	from SCT(a)	to SCT(b)	CAP
Joseph F. Fadool (Current)	$15,539,233	$(10,613,383)	$19,757,723	$24,683,573
Frédéric B. Lissalde (Former)	$9,705,656	$(7,734,234)	$17,387,916	$19,359,338
(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value at the
		Year-over-	Change in Fair	End of the Prior
		Year Change	Value as of	Year of Equity
		in Fair Value of	Vesting Date of	Awards that	Value of
	Year End Fair	Outstanding	Equity Awards	Failed to Meet	Dividends
	Value of Equity	and Unvested	Granted in Prior	Vesting	Related to	Total
	Awards Granted	Equity	Years that Vested	Conditions in	Equity	Equity Award
Equity Award Adjustments for 2025	During the Year	Awards	in the Year	the Year	Awards	Adjustments
Joseph F. Fadool (Current)	$17,182,008	$1,889,726	$270,023	$—	$415,966	$19,757,723
Frédéric B. Lissalde (Former)	$12,354,986	$4,201,348	$2,067,413	$(1,580,377)	$344,546	$17,387,916

(3)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Fadool and Mr. Lissalde, our Chief Executive Officers in 2025) in the “Total” column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts for 2025 are as follows: Mr. Aaron, Dr. Demmerle, Dr. Weng and Ms. Calaway. NEOs included for 2024 are as follows: Mr. Aaron, Ms. Calaway, Mr. Fadool, Dr. Demmerle, and Mr. Nowlan. NEOs included for 2023 and 2022 are as follows: Mr. Nowlan, Mr. Fadool, Dr. Demmerle, and Ms. Calaway. NEOs included for 2021 are as follows: Mr. Nowlan, Mr. Fadool, Dr. Demmerle, Mr. Ericson, and Ms. Calaway.
(4)	The dollar amounts reported in column (g) represent the average amount of CAP to the NEOs as a group (excluding Mr. Fadool and Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Fadool and Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Fadool and Mr. Lissalde) to determine CAP:

	Average	Deductions	Additions	Average
SCT Adjustments to Determine CAP for 2025	SCT Total	from SCT(a)	to SCT(b)	CAP
Non-CEO NEOs	$5,665,857	$(3,003,708)	$7,184,029	$9,846,178
(a)	Represents the average grant date fair value of equity-based awards granted in 2025 to Non-CEO NEOs. A deduction from SCT relating to the average change in pension values for Non-CEO NEOs of $8,951 is included in the total of ($3,003,708).
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Average		Change in	Average Fair Value
	Year End	Year-over-Year	Average Fair Value	at the End of the	Average
	Fair Value of	Change in Average	as of Vesting Date	Prior Year of Equity	Value of	Total
	Equity Award	Fair Value of	of Equity Awards	Awards that Failed	Dividends	Average
	Granted	Outstanding and	Granted in Prior	to Meet Vesting	Related	Equity
	During	Unvested Equity	Years that Vested	Conditions in	to Equity	Award
Equity Award Adjustments for 2025	the Year	Awards	in the Year	the Year	Awards	Adjustments
Non-CEO NEOs	$4,860,966	$1,908,134	$198,426	$—	$216,503	$7,184,029

(5)	The Total Stockholder Return shows the value at each year end (including dividend reinvestment) of $100 invested in our common stock on January 1, 2021.
(6)	The Peer Group Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on January 1, 2021, in companies within the Standard Industrial Code (“SIC”) 3714 Motor Vehicle Parts.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of net income attributable to continuing operations (i.e., reflecting the PHINIA spin-off) reflected in the Company’s audited financial statements for 2025, 2024, 2023, 2022, and 2021.
(9)	BorgWarner Adjusted Operating Margin is defined in the Compensation Discussion and Analysis, and a reconciliation from US GAAP Operating Income is shown in Appendix A. We have selected BorgWarner Adjusted Operating Margin for this table as the financial performance measure we consider most important in linking compensation actually paid to our NEOs for 2025.

Company Selected Measure Name			BorgWarner Adjusted Operating Margin
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Fadool (our Chief Executive Officer from February 7, 2025) and the dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Lissalde (our Chief Executive Officer up to February 6, 2025) for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Fadool and Mr. Lissalde, our Chief Executive Officers in 2025) in the “Total” column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts for 2025 are as follows: Mr. Aaron, Dr. Demmerle, Dr. Weng and Ms. Calaway. NEOs included for 2024 are as follows: Mr. Aaron, Ms. Calaway, Mr. Fadool, Dr. Demmerle, and Mr. Nowlan. NEOs included for 2023 and 2022 are as follows: Mr. Nowlan, Mr. Fadool, Dr. Demmerle, and Ms. Calaway. NEOs included for 2021 are as follows: Mr. Nowlan, Mr. Fadool, Dr. Demmerle, Mr. Ericson, and Ms. Calaway.

Peer Group Issuers, Footnote
(6)	The Peer Group Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on January 1, 2021, in companies within the Standard Industrial Code (“SIC”) 3714 Motor Vehicle Parts.

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) and column (e) represent the amount of CAP to Mr. Fadool and Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fadool and Mr. Lissalde’s total compensation from the SCT to determine CAP:

		Deductions	Additions
SCT Adjustments to Determine CAP for 2025	SCT Total	from SCT(a)	to SCT(b)	CAP
Joseph F. Fadool (Current)	$15,539,233	$(10,613,383)	$19,757,723	$24,683,573
Frédéric B. Lissalde (Former)	$9,705,656	$(7,734,234)	$17,387,916	$19,359,338
(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value at the
		Year-over-	Change in Fair	End of the Prior
		Year Change	Value as of	Year of Equity
		in Fair Value of	Vesting Date of	Awards that	Value of
	Year End Fair	Outstanding	Equity Awards	Failed to Meet	Dividends
	Value of Equity	and Unvested	Granted in Prior	Vesting	Related to	Total
	Awards Granted	Equity	Years that Vested	Conditions in	Equity	Equity Award
Equity Award Adjustments for 2025	During the Year	Awards	in the Year	the Year	Awards	Adjustments
Joseph F. Fadool (Current)	$17,182,008	$1,889,726	$270,023	$—	$415,966	$19,757,723
Frédéric B. Lissalde (Former)	$12,354,986	$4,201,348	$2,067,413	$(1,580,377)	$344,546	$17,387,916

Non-PEO NEO Average Total Compensation Amount			$ 5,665,857	$ 5,835,052	$ 6,585,636	$ 5,946,437	$ 5,179,438
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,846,178	4,063,335	4,241,623	8,282,011	5,948,497
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (g) represent the average amount of CAP to the NEOs as a group (excluding Mr. Fadool and Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Fadool and Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Fadool and Mr. Lissalde) to determine CAP:

	Average	Deductions	Additions	Average
SCT Adjustments to Determine CAP for 2025	SCT Total	from SCT(a)	to SCT(b)	CAP
Non-CEO NEOs	$5,665,857	$(3,003,708)	$7,184,029	$9,846,178
(a)	Represents the average grant date fair value of equity-based awards granted in 2025 to Non-CEO NEOs. A deduction from SCT relating to the average change in pension values for Non-CEO NEOs of $8,951 is included in the total of ($3,003,708).
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Average		Change in	Average Fair Value
	Year End	Year-over-Year	Average Fair Value	at the End of the	Average
	Fair Value of	Change in Average	as of Vesting Date	Prior Year of Equity	Value of	Total
	Equity Award	Fair Value of	of Equity Awards	Awards that Failed	Dividends	Average
	Granted	Outstanding and	Granted in Prior	to Meet Vesting	Related	Equity
	During	Unvested Equity	Years that Vested	Conditions in	to Equity	Award
Equity Award Adjustments for 2025	the Year	Awards	in the Year	the Year	Awards	Adjustments
Non-CEO NEOs	$4,860,966	$1,908,134	$198,426	$—	$216,503	$7,184,029

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

In our assessment, the most important financial performance measures used to link CAP to Company performance in 2025 are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the “Compensation Discussion and Analysis.”

BorgWarner Adjusted Operating Margin	Relative Revenue Growth
BorgWarner Free Cash Flow	Cumulative Adjusted Earnings Per Share
Business Unit Adjusted Operating Margin/Income	Relative Total Stockholder Return

Total Shareholder Return Amount			$ 142.94	99.33	110.55	107.53	118.4
Peer Group Total Shareholder Return Amount			86.83	72.26	81.57	81.87	110.04
Net Income (Loss)			$ 277,000,000	$ 338,000,000	$ 625,000,000	$ 944,000,000	$ 537,000,000
Company Selected Measure Amount			10.8	10.06	9.63	10.26	10.56
PEO Name	Mr. Lissalde	Mr. Fadool
Equity Awards Adjustments, Footnote

Fair Value at the
		Year-over-	Change in Fair	End of the Prior
		Year Change	Value as of	Year of Equity
		in Fair Value of	Vesting Date of	Awards that	Value of
	Year End Fair	Outstanding	Equity Awards	Failed to Meet	Dividends
	Value of Equity	and Unvested	Granted in Prior	Vesting	Related to	Total
	Awards Granted	Equity	Years that Vested	Conditions in	Equity	Equity Award
Equity Award Adjustments for 2025	During the Year	Awards	in the Year	the Year	Awards	Adjustments
Joseph F. Fadool (Current)	$17,182,008	$1,889,726	$270,023	$—	$415,966	$19,757,723
Frédéric B. Lissalde (Former)	$12,354,986	$4,201,348	$2,067,413	$(1,580,377)	$344,546	$17,387,916

	Average		Change in	Average Fair Value
	Year End	Year-over-Year	Average Fair Value	at the End of the	Average
	Fair Value of	Change in Average	as of Vesting Date	Prior Year of Equity	Value of	Total
	Equity Award	Fair Value of	of Equity Awards	Awards that Failed	Dividends	Average
	Granted	Outstanding and	Granted in Prior	to Meet Vesting	Related	Equity
	During	Unvested Equity	Years that Vested	Conditions in	to Equity	Award
Equity Award Adjustments for 2025	the Year	Awards	in the Year	the Year	Awards	Adjustments
Non-CEO NEOs	$4,860,966	$1,908,134	$198,426	$—	$216,503	$7,184,029

Net Income From Continuing Operations			$ 277,000,000	$ 367,000,000	$ 632,000,000	$ 636,000,000	$ 343,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			BorgWarner Adjusted Operating Margin
Non-GAAP Measure Description
(9)	BorgWarner Adjusted Operating Margin is defined in the Compensation Discussion and Analysis, and a reconciliation from US GAAP Operating Income is shown in Appendix A. We have selected BorgWarner Adjusted Operating Margin for this table as the financial performance measure we consider most important in linking compensation actually paid to our NEOs for 2025.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name			BorgWarner Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			Cumulative Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name			Business Unit Adjusted Operating Margin/Income
Measure:: 6
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return
Joseph F. Fadool
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,539,233
PEO Actually Paid Compensation Amount			24,683,573
Frederic B. Lissalde
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,705,656	18,776,878	19,152,545	17,724,227	17,381,923
PEO Actually Paid Compensation Amount			19,359,338	$ 16,815,608	$ 10,883,885	$ 26,426,227	$ 21,213,874
PEO | Joseph F. Fadool | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,613,383)
PEO | Joseph F. Fadool | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,757,723
PEO | Joseph F. Fadool | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,182,008
PEO | Joseph F. Fadool | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,889,726
PEO | Joseph F. Fadool | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			270,023
PEO | Joseph F. Fadool | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			415,966
PEO | Frederic B. Lissalde | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,734,234)
PEO | Frederic B. Lissalde | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,387,916
PEO | Frederic B. Lissalde | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,354,986
PEO | Frederic B. Lissalde | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,201,348
PEO | Frederic B. Lissalde | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,067,413
PEO | Frederic B. Lissalde | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,580,377)
PEO | Frederic B. Lissalde | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			344,546
Non-PEO NEO
Pay vs Performance Disclosure
Average change in pension values			8,951
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,003,708)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,184,029
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,860,966
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,908,134
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			198,426
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 216,503